Commitments (Details) € in Thousands, £ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2019 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Commitments [Line Items]
Commitments to acquire property, plant and equipment | €				€ 0
Commitments to acquire additional intangible assets | €				0
Halozyme | Global Collaboration and License Agreement
Commitments [Line Items]
Payment for each future target | $	$ 10.0
Future milestone payments | $	160.0
Payment for additional milestones | $	$ 40.0
Development milestone payment | $			$ 10.0
Phase 1 milestone payment | $			$ 5.0
Lonza Sales AG | Efgartigimod
Commitments [Line Items]
Contractual obligations | £		£ 25.3
Contractual period		5 years
Outstanding commitment | €				53,400
Lonza Sales AG | Cusatuzumab
Commitments [Line Items]
Contractual obligations | €				34,400
Lonza Sales AG | ARGX-117
Commitments [Line Items]
Contractual obligations | €				€ 3,600